Prepayments	6 Months Ended
Dec. 31, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments

Note 11 Prepayments

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Deferred share issuance costs	$—	$—	$1,633,154
Prepayments of inventory components	—	1,116,366	—
Prepaid general and administrative expenses	1,958,269	3,954,558	272,419
Total	$1,958,269	$5,070,924	$1,905,573

Prepaid general and administrative expenses consisted primarily of prepaid Director and Officer insurance premiums of $0.8 million and $3.8 million at December 31, 2022 and June 30, 2022, respectively.

Deferred share issuance costs, which consisted primarily of direct and incremental legal and advisory fees related to the Company’s proposed NASDAQ listing, were capitalized in prepayments on the consolidated balance sheet as at June 30, 2021. These were expensed in the twelve months ended June 30, 2022, following a change in the Company’s plans with respect to its contemplated activities in the US capital markets.